Commitments and Contingencies (Details) $ in Millions	Jun. 30, 2024 USD ($) vendor
Commitments and Contingencies Disclosure [Abstract]
Non-cancellable purchase commitments, number of vendors | vendor	2
Non-cancellable purchase commitments | $	$ 0.4